Income Taxes - Summary of provisions for income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax expense	¥ 32,156	$ 4,928	¥ 23,219	¥ 19,819
Deferred tax expense/(benefit)	(13,179)	(2,019)	(1,269)	300
Income tax expense	¥ 18,977	$ 2,909	¥ 21,950	¥ 20,119